Goodwill and Intangibles, Net	6 Months Ended
Dec. 31, 2022
Goodwill and Intangibles, Net
Goodwill and Intangibles, Net

Note 7: Goodwill and Intangibles, Net

($ in thousands)	December 31, 2022	June 30, 2022
Goodwill:	$79,903	$79,903
Additions to Goodwill	7,248	—
Goodwill, Net	$87,151	$79,903

Note 7: Goodwill and Intangibles, Net (continued)

Intangibles, Net consists of the following at:

($in thousands)	December 31, 2022	June 30, 2022
Intangibles:
Customer Relationships	$78,000	$78,000
Trade Name - Alliance	5,200	5,200
Covenant Not to Compete	10	10
Mecca Customer Relationships	8,023	8,023
Customer List	18,792	9,760
Total	$110,025	$100,993
Accumulated Amortization	(84,257)	(82,229)
Intangibles, Net	$25,768	$18,764

During the three months ended December 31, 2022, and 2021 the company recorded amortization expense of $1.0 million and $1.3 million, respectively and during the six months ended December 31, 2022, and 2021, amortization expense of $2.0 million and $2.6 million, respectively.

Expected amortization over the next five years and thereafter, at December 31, 2022, is as follows:

($ in thousands)	Intangible Assets
Year Ended June 30
2023	$2,781
2024	4,223
2025	3,651
2026	3,339
2027	3,289
Thereafter	8,485
Total Expected Amortization	$25,768